Restatement of Previously Issued Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Restatement of Previously Issued Financial Statements

Note 2 - Restatement of Previously Issued Financial Statements

The Company has restated the condensed consolidated financial statements as of and for the six months ended June 30, 2024, and the consolidated financial statements as of and for the year ended December 31, 2023.

Description of Restatement Error

As permitted under ASC 825, Financial Instruments, (“ASC 825”), the Company elected the fair value option to account for the convertible promissory notes. In previously issued financial statements, the Company recorded adjustments to the fair value of these instruments, including related accrued interest in “Convertible notes payable, current” in the liabilities section of the Condensed Consolidated Balance Sheet as of June 30, 2024 with an offsetting entry to “Convertible notes fair value adjustment” in the Condensed Consolidated Statement of Operations and Comprehensive Loss for the six months ended June 30, 2024. However, the Company also separately recorded amounts related to accrued interest on the convertible promissory notes in the “Other accrued liabilities” and “Interest expense” of the Condensed Consolidated Balance Sheet and Condensed Consolidated Statement of Operations and Comprehensive Loss, respectively, effectively duplicating the impact to the liability and expense recording accrued interest related to the convertible promissory notes.

As a result, the Company restated the financials by reducing the amount of accrued interest recorded in “Convertible notes payable, current” and “Convertible notes fair value adjustment” to relieve the impact of the duplicated recording. In the restated financials, the change in fair value of the convertible promissory notes, excluding amounts related to interest, is recorded in “Convertible notes fair value adjustment”, while amounts related to interest are recorded as interest expense in the consolidated statements of operations and comprehensive loss.

The following tables summarizes the restatement adjustment on each financial statement line item affected by the restatement as of the dates, and for the periods, indicated (USD in thousands, except basic and diluted net loss per common share):

	As Previously
	Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet as of June 30, 2024 (Unaudited)
Convertible notes payables, current	$50,955	$(2,991)	$47,964
Total current liabilities	64,656	(2,991)	61,665
Total liabilities	64,783	(2,991)	61,792
Accumulated deficit	(149,683)	2,991	(146,692)
Total stockholders’ deficit	$(143,497)	$2,991	$(140,506)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Six Months Ended June 30, 2024 (Unaudited)
Convertible notes fair value adjustment	$2,531	$1,435	$3,966
Total other income (expense), net	996	1,435	2,431
Net loss	(14,478)	1,435	(13,043)
Comprehensive loss	(14,473)	1,435	(13,038)
Basic and diluted net loss per common share	$(18.56)	$1.84	$(16.72)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Six Months Ended June 30, 2023 (Unaudited)
Convertible notes fair value adjustment	$(3,649)	$616	$(3,033)
Total other income (expense), net	(4,296)	616	(3,680)
Net loss	(17,824)	616	(17,208)
Comprehensive loss	(17,829)	616	(17,213)
Basic and diluted net loss per common share	$(23.49)	$0.82	$(22.67)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Six Months Ended June 30, 2024 (Unaudited)
Accumulated Deficit Balance, December 31, 2023	$(135,205)	$1,556	$(133,649)
Total Stockholders’ Deficit Balance, December 31, 2023	(133,579)	1,556	(132,023)
Net Loss	(14,478)	1,435	(13,043)
Accumulated Deficit Balance, June 30, 2024	(149,683)	2,991	(146,692)
Total Stockholders’ Deficit Balance, June 30, 2024	$(143,497)	$2,991	$(140,506)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Six Months Ended June 30, 2023 (Unaudited)
Net Loss	$(17,824)	$616	$(17,208)
Accumulated Deficit Balance, June 30, 2023	(114,883)	616	(114,267)
Total Stockholders’ Deficit Balance, June 30, 2023	$(113,492)	$616	$(112,876)

Condensed Consolidated Statement of Cash Flow for the Six Months Ended June 30, 2024 (Unaudited)
Net Loss	$(14,478)	$1,435	$(13,043)
Change in fair value of convertible notes payable	$(2,531)	$(1,435)	$(3,966)

Condensed Consolidated Statement of Cash Flow for the Six Months Ended June 30, 2023 (Unaudited)
Net Loss	$(17,824)	$616	$(17,208)
Change in fair value of convertible notes payable	$3,649	$(616)	$3,033

	As Previously
	Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet as of March 31, 2024 (Unaudited)
Convertible notes payables, current	$46,313	$(2,265)	$44,048
Total current liabilities	59,287	(2,265)	57,022
Total liabilities	59,337	(2,265)	57,072
Accumulated deficit	(143,223)	2,265	(140,958)
Total stockholders’ deficit	$(141,483)	$2,265	$(139,218)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2024 (Unaudited)
Convertible notes fair value adjustment	$1,673	$709	$2,382
Total other income (expense), net	797	709	1,506
Net loss	(8,018)	709	(7,309)
Comprehensive loss	(8,015)	709	(7,306)
Basic and diluted net loss per common share	$(10.28)	$0.91	$(9.37)

Condensed Consolidated Statement of Operations and Comprehensive Loss for the Three Months Ended March 31, 2023 (Unaudited)
Convertible notes fair value adjustment	$(2,361)	$327	$(2,034)
Total other income (expense), net	(2,622)	327	(2,295)
Net loss	(9,276)	327	(8,949)
Comprehensive loss	(9,280)	327	(8,953)
Basic and diluted net loss per common share	$(12.25)	$0.43	$(11.82)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Three Months Ended March 31, 2024 (Unaudited)
Accumulated Deficit Balance, December 31, 2023	$(135,205)	$1,556	$(133,649)
Total Stockholders’ Deficit Balance, December 31, 2023	(133,579)	1,556	(132,023)
Net Loss	(8,018)	709	(7,309)
Accumulated Deficit Balance, March 31, 2024	(143,223)	2,265	(140,958)
Total Stockholders’ Deficit Balance, March 31, 2024	$(141,483)	$2,265	$(139,218)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Three Months Ended March 31, 2023 (Unaudited)
Net Loss	$(9,276)	$327	$(8,949)
Accumulated Deficit Balance, March 31, 2023	(106,335)	327	(106,008)
Total Stockholders’ Deficit Balance, March 31, 2023	$(105,049)	$327	$(104,722)

Condensed Consolidated Statement of Cash Flow for the Three Months Ended March 31, 2024 (Unaudited)
Net Loss	$(8,018)	$709	$(7,309)
Change in fair value of convertible notes payable	$(1,673)	$(709)	$(2,382)

Condensed Consolidated Statement of Cash Flow for the Three Months Ended March 31, 2023 (Unaudited)
Net Loss	$(9,276)	$327	$(8,949)
Change in fair value of convertible notes payable	$2,361	$(327)	$2,034

Note 2 - Restatement of Previously Issued Financial Statements

The Company has restated the consolidated financial statements as of and for the year ended December 31, 2023. This error does not impact the consolidated financial statements as of and for the year ended December 31, 2022.

Description of Restatement Error

As permitted under ASC 825, Financial Instruments, (“ASC 825”), the Company elected the fair value option to account for the convertible promissory notes. In previously issued financial statements, the Company recorded adjustments to the fair value of these instruments, including related accrued interest in “Convertible notes payables, current” in the liabilities section of the Consolidated Balance Sheet as of December 31, 2023 with an offsetting entry to “Convertible notes fair value adjustment” in the Consolidated Statement of Operations and Comprehensive Loss. However, the Company also separately recorded amounts relating to accrued interest on convertible promissory notes in the “Other accrued liabilities” and “Interest expense” accounts in the Consolidated Balance Sheet and Consolidated Statement of Operations and Comprehensive Loss, respectively, effectively duplicating the impact to the liability and expense in recording accrued interest relating to the convertible promissory notes.

As a result, the Company restated the financials by reducing the amount of accrued interest recorded in “Convertible notes payables, current” and “Convertible notes fair value adjustment” to relieve the impact of this duplicate recording. In the restated financials, the change in fair value of the convertible promissory notes, excluding amounts related to interest, is recorded in “Convertible notes fair value adjustment”, while amounts related to interest are recorded as interest expense in the consolidated statements of operations and comprehensive loss.

The following tables summarizes the restatement adjustment on each financial statement line item affected by the restatement as of the dates, and for the periods, indicated (USD in thousands), except basic and diluted net loss per common share):

	As Previously
	Reported	Adjustment	As Restated
Consolidated Balance Sheet as of December 31, 2023
Convertible notes payables, current	$37,986	$(1,556)	$36,430
Total current liabilities	48,732	(1,556)	47,176
Total liabilities	48,935	(1,556)	47,379
Accumulated deficit	(135,205)	1,556	(133,649)
Total stockholders’ deficit	$(133,579)	$1,556	$(132,023)

Consolidated Statement of Operations and Comprehensive Loss for the Year Ended December 31, 2023
Convertible notes fair value adjustment	$(8,486)	$1,556	$(6,930)
Total other income (expense), net	(10,204)	1,556	(8,648)
Net loss	(38,146)	1,556	(36,590)
Comprehensive loss	(38,157)	1,556	(36,601)
Basic and diluted net loss per common share	$(50.20)	$2.05	$(48.15)

Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit for the Year Ended December 31, 2023
Net Loss	$(38,146)	$1,556	$(36,590)
Accumulated Deficit Balance, December 31, 2023	(135,205)	1,556	(133,649)
Total Stockholders’ Deficit Balance, December 31, 2023	$(133,579)	$1,556	$(132,023)

Consolidated Statement of Cash Flow for the Year Ended December 31, 2023
Net Loss	$(38,146)	$1,556	$(36,590)
Change in fair value of convertible notes payables	$8,486	$(1,556)	$6,930

Refer to Note 17-Restatement of Quarterly Financial Information (Unaudited) for the restated unaudited interim financial information for the quarterly periods ended September 30, 2023, June 30, 2023, and March 31, 2023.